Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Short Term Bank Loans [member]
Statement [LineItems]
Summary of Borrowings
a.	Short-term borrowings
Bank loans mainly represented unsecured revolving loans, letters of credit and bank overdrafts.

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Secured bank loans, annual interest rates were 0.90%-1.87% and 2.73%-3.63% as of December 31, 2021 and 2022, respectively	$203,127	$772,896	$25,151
Unsecured bank loans, annual interest rates were 0.40%-3.75% and 1.42%-6.50% as of December 31, 2021 and 2022, respectively	40,833,302	45,958,234	1,495,550

	41,036,429	46,731,130	1,520,701
Less: financial liabilities for hedging - current (Note 34)	6,716,965	12,204,620	397,157

	$34,319,464	$34,526,510	$1,123,544

Long Term Bank Loans [member]
Statement [LineItems]
Summary of Borrowings
b.	Long-term borrowings

1)	Bank loans

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Revolving bank loans
Syndicated bank loans - redeemed in January 2022, annual interest rate was 1.08% as of December 31, 2021	$2,562,926	$—	$—
Others - repayable through January 2023 to July 2029, annual interest rates were 0.40%-4.00% and 1.43%-5.26% as of December 31, 2021 and 2022, respectively	107,383,417	79,657,893	2,592,187
Mortgage loans (Note 36)
Repayable through January 2023 to December 2033, annual interest rates were 2.32%-4.55% and 2.85%-4.40% as of December 31, 2021 and 2022, respectively	8,031,142	8,333,805	271,194

	117,977,485	87,991,698	2,863,381

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Less: unamortized discounts	$3,642	$—	$—

	117,973,843	87,991,698	2,863,381

Less: current portion	4,526,683	5,041,841	164,069
financial liabilities for hedging - non-current (Note 34)	4,780,931	—	—

	$108,666,229	$82,949,857	$2,699,312

Long Term Bills Payable [member]
Statement [LineItems]
Summary of Borrowings
2)	Long-term bills payable

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Ta Ching Bills Finance Corporation, repayable through January 2024 to March 2024, annual interest rates were 0.65% and 0.85%-0.94% as of December 31, 2021 and 2022, respectively	$2,500,000	$3,000,000	$97,625
Cathay United Bank, repayable in April 2024, annual interest rate was 1.49%-1.56% as of December 31, 2022	—	9,000,000	292,873
China Bills Finance Corporation, redeemed in December 2022, annual interest rate was 0.65% as of December 31, 2021	2,500,000	—	—
Mega Bills Finance Corporation, redeemed in March 2022, annual interest rate was 0.65% as of December 31, 2021	2,000,000	—	—
International Bills Finance Corporation, redeemed in March 2022, annual interest rate was 0.65% as of December 31, 2021	1,500,000	—	—

	8,500,000	12,000,000	390,498
Less: unamortized discounts	1,353	2,247	73

	$8,498,647	$11,997,753	$390,425